Fair value measurements - Measurement of Fair Value of Major Asset and Liability classed (Details) - USD ($) $ in Thousands	Mar. 31, 2024	Dec. 31, 2023
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available for sale securities (short-term)	$ 1,955	$ 1,954
Available for sale investments (long-term)	51,164	46,804
Total assets	61,344	48,758
Total liabilities	270	2,411
Total derivatives designated as hedging instruments | Total derivatives designated as hedging instruments
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative instruments	8,225
Derivative instruments	270	2,411
Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available for sale securities (short-term)	1,955	1,954
Available for sale investments (long-term)	0	0
Total assets	1,955	1,954
Total liabilities	0	0
Level 1 | Total derivatives designated as hedging instruments | Total derivatives designated as hedging instruments
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative instruments	0
Derivative instruments	0	0
Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available for sale securities (short-term)	0	0
Available for sale investments (long-term)	0	0
Total assets	8,225	0
Total liabilities	270	2,411
Level 2 | Total derivatives designated as hedging instruments | Total derivatives designated as hedging instruments
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative instruments	8,225	0
Derivative instruments	270	2,411
Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available for sale securities (short-term)	0	0
Available for sale investments (long-term)	0	0
Total assets	0	0
Total liabilities	0	0
Level 3 | Total derivatives designated as hedging instruments | Total derivatives designated as hedging instruments
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative instruments	0
Derivative instruments	0	0
Investments Measured at Net Asset Value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available for sale securities (short-term)	0	0
Available for sale investments (long-term)	51,164	46,804
Total assets	51,164	46,804
Total liabilities	0	0
Investments Measured at Net Asset Value | Total derivatives designated as hedging instruments | Total derivatives designated as hedging instruments
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative instruments	0
Derivative instruments	$ 0	$ 0